Employee Benefit Liabilities, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Liabilities, Net (Details) [Line Items]
Expenses for defined benefit deposit	$ 1,023	$ 1,299	$ 1,102
Discount rates [Member] | Bottom of range [member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption	266
Discount rates [Member] | Top of range [member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption	310
Expected salary growth [Member] | Bottom of range [member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption	252
Expected salary growth [Member] | Top of range [member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption	$ 294